Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Central Index Key	0000835597
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
Class A Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SEITX
Class A Prospectus | SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SIEMX
Class A Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | SIT INTERNATIONAL FIXED INCOME FUND - CLASS A
Prospectus:
Trading Symbol	SEFIX
Class A Prospectus | SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus:
Trading Symbol	SITEX
Class I Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS I
Prospectus:
Trading Symbol	SEEIX
Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND | Class Y
Prospectus:
Trading Symbol	SEFCX
Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND | Class Y
Prospectus:
Trading Symbol	SEQFX
Class Y Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SIFIX
Class Y Prospectus | SIT EMERGING MARKETS DEBT FUND | Class Y
Prospectus:
Trading Symbol	SIEDX